Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	$ 145,359,644
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	14,435,742
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	159,795,386
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	1,088,291
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	46,994,640
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	35,706,310
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	9,201,324
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	91,902,274
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	(109,964,568)
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	(186,208)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	142,635,175
EBP, Net Asset Available for Benefit, Beginning Balance	1,190,222,987
EBP, Net Asset Available for Benefit, Ending Balance	$ 1,332,858,162